Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-174332 and 811-22559


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                               December 31, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:             First Trust Exchange-Traded Fund IV
                   (Registration Nos. 333-174332, 811-22559)
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 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that Post-Effective Amendment No. 158 to the Registration Statement under the Securities Act on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Senior Loan Fund, a series of the Registrant. Post-Effective Amendment No. 158 was filed electronically with the Securities and Exchange Commission on December 21, 2018.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                   Very truly yours,

                                                   CHAPMAN AND CUTLER LLP


                                                   By  /s/ Morrison C. Warren
                                                       _________________________
                                                           Morrison C. Warren

Enclosures